Non-recurring charges, net	3 Months Ended
Mar. 31, 2012
Non-recurring charges, net
4. Non-recurring charges, net

Non-recurring charges, net recognized during the three months ended March 31, 2012 comprise:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)

Restructuring charges	-	$5,002

Restructuring Charges

During the three months ended March 31, 2011 the Company commenced a review of its operations to improve resource utilization within the business and better align resources to current and future growth opportunities of the business.  This review resulted in the adoption of an initial restructuring plan (the “Q1 Plan”), which resulted in the closure of the Company’s facility in Edinburgh, United Kingdom and resource rationalizations in certain of the more mature markets in which it operates.  A restructuring charge of $5.0 million was recognized in respect of this plan during the three months ended March 31, 2011, $1.0 million in respect of lease termination and exit costs associated with the closure of the Edinburgh facility and $4.0 million in respect of workforce reductions. $3.5 million of costs recognised under the Q1 Plan related to the clinical research segment, while $1.5 million related to our central laboratory business.

During the three months ended September 30, 2011 the Company implemented a further restructuring plan (the “Q3 Plan”) which resulted in the relocation of the Company’s facility in Maryland, USA; and further resource rationalizations.  A restructuring charge of $4.8 million was recognized in respect of this plan during the three months ended September 30, 2011, $0.9 million in respect of lease termination and exit costs associated with the closure of the existing Maryland facility and $3.9 million in respect of workforce reductions.  All costs recognized under the Q3 Plan related to the clinical research segment.

Details of the movement in the 2011 Restructuring Plans recognized during the year ended December 31, 2011 and the three months ended March 31, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - initial provision recognised	$3,956	$1,046	$5,002
Q3 Plan - initial provision recognised	3,880	935	4,815
Total initial provision recognised	$7,836	$1,981	$9,817

Cash payments	(6,722)	(1,177)	(7,899)
Property, plant and equipment write-off	-	(68)	(68)
Foreign exchange movement	(182)	(10)	(192)
Closing provision	$932	$726	$1,658